Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	FMI FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001023391
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 12, 2019
Prospectus Date	rr_ProspectusDate	Aug. 12, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Large Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FMI Funds, Inc.
FMI Large Cap Fund
Investor Class (Ticker Symbol: FMIHX)
Institutional Class (Ticker Symbol: FMIQX)
August 12, 2019
Supplement to the Summary Prospectuses and Prospectus, each dated January 31, 2019

This supplement serves as notification that, effective immediately, the sentence directly following the bar chart entitled “Annual Returns” in the subsection entitled “FMI Large Cap Fund Summary – Performance” is deleted and replaced with the following:

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.05%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
During the ten year period shown on the bar chart, the highest total return for the Fund’s Investor Class shares for a quarter was 14.85% (quarter ended June 30, 2009) and the lowest total return for a quarter was -14.05% (quarter ended September 30, 2011).

Supplement Closing [Text Block]	ck0001023391_SupplementClosingTextBlock	The date of this supplement is August 12, 2019. Please retain this supplement for reference.
Large Cap Fund | Large Cap Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIHX
Large Cap Fund | Large Cap Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMIQX